Stockholders' Deficit - Schedule of Share-based Compensation, Stock Options, Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Share-based Compensation, Stock Options, Activity [Abstract]
Stock Options, Outstanding beginning balance	3,646,875	6,810,000
Weighted Average Exercise Price, Outstanding beginning balance (in Dollars per share)	$ 0.43	$ 0.43
Issued, Stock Options			6,810,000
Issued, Weighted Average Exercise Price			$ 0.43
Issued, Weighted Average Life Remaining			10 years
Exercised, Stock Options
Exercised, Weighted Average Exercise Price
Forfeited/Expired, Stock Options		(3,163,125)
Forfeited/Expired, Weighted Average Exercise Price		$ 0.43
Forfeited/Expired, Weighted Average Life Remaining		8 years 11 months 12 days
Stock Options, Outstanding Ending balance	3,846,875	3,646,875	6,810,000
Weighted Average Exercise Price, Outstanding ending balance (in Dollars per share)	$ 0.62	$ 0.43	$ 0.43
Weighted Average Life Remaining, Outstanding ending balance		8 years 5 months 12 days	9 years 5 months 12 days
Vested, Stock Options	3,213,539	2,746,875
Vested, Weighted Average Exercise Price	$ 0.45	$ 0.43
Vested, Weighted Average Life Remaining		8 years 5 months 12 days